Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	$ 9,535	$ 21,109
USD [Member]
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	7,814	14,680
NIS [Member]
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	1,510	6,428
GBP [Member]
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	167
Other Currencies [Member]
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	$ 44	$ 1